Segment information	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Segment information
32.
Segment information

For management purposes, the Group is organized into business units based on their products and services, and has two reportable operating segments as follows:

•
Yuchai primarily conducts manufacturing for on- and off-road powertrain solutions and applications which are mainly distributed in the PRC market.
•
HLGE is engaged in hospitality and property development activities conducted mainly in Malaysia. HLGE is listed on the Main Board of the Singapore Exchange.
32.
Segment information (cont’d)

Management monitors the operating results of its business units separately for the purpose of making decisions about resource allocation and performance assessment.

Year ended December 31, 2023	Yuchai	HLGE	Corporate		Eliminations/ adjustment	Consolidated financial statements
	RMB’000	RMB’000	RMB’000		RMB’000	RMB’000
Revenue
Total external revenue (Note 7.1)	18,015,280	31,069	—		—	18,046,349
Results
Interest income	108,792	9,545	35,792		—	154,129
Interest expense	(95,483)	(42)	(62)		—	(95,587)
Depreciation and amortization	(659,426)	(4,934)	(705)		—	(665,065)
Gain on disposal of a subsidiary	113,042	—	—		—	113,042
Share of results of associates and joint venture	62,041	37	—		—	62,078
Income tax expense	(131,021)	(535)	(16,940)	(i)	—	(148,496)
Other material non-cash items
Impairment of property, plant and equipment	(44,667)	—	—		—	(44,667)
Impairment of trade and other receivables	(23,832)	(26)	—		—	(23,858)
Segment profit after tax	431,697	9,534	(17,931)		(444)	422,856
Total assets	24,579,069	423,968	2,258,575		(1,503,994)	25,757,618
Total liabilities	(13,486,829)	(11,307)	(86,787)	(ii)	2,930	(13,581,993)
Others
Investment in joint ventures	235,558	1,671	—		—	237,229
Capital expenditure	176,782	2,059	35		—	178,876

Year ended December 31, 2024	Yuchai	HLGE	Corporate		Eliminations/ adjustment	Consolidated financial statements
	RMB’000	RMB’000	RMB’000		RMB’000	RMB’000
Revenue
Total external revenue (Note 7.1)	19,102,797	30,778	—		—	19,133,575
Results
Interest income	91,649	10,243	31,748		—	133,640
Interest expense	(73,961)	(21)	(57)		—	(74,039)
Depreciation and amortization	(708,986)	(5,103)	(741)		—	(714,830)
Share of results of associates and joint venture	101,564	(16)	—		—	101,548
Income tax expense	(109,613)	(889)	(18,296)	(i)	—	(128,798)
Other material non-cash items
Impairment of property, plant and equipment	(7,332)	—	—		—	(7,332)
Impairment of intangible assets	(31,130)	—	—		—	(31,130)
Impairment of trade and other receivables	(185,534)	11	—		—	(185,523)
Segment profit after tax	516,257	8,842	(33,525)		168	491,742
Total assets	26,113,702	437,971	2,000,776		(1,504,355)	27,048,094
Total liabilities	(14,655,119)	(11,652)	(85,218)	(ii)	3,460	(14,748,529)
Others
Investment in joint ventures	338,568	11	—		—	338,579
Capital expenditure	349,696	2,129	1,004		—	352,829

32.
Segment information (cont’d)

Year ended December 31, 2025	Yuchai	HLGE	Corporate		Eliminations/ adjustment	Consolidated financial statements	Consolidated financial statements
	RMB’000	RMB’000	RMB’000		RMB’000	RMB’000	US$’000
Revenue
Total external revenue (Note 7.1)	24,625,748	36,024	—		—	24,661,772	3,562,398
Results
Interest income	73,394	8,243	18,950		—	100,587	14,530
Interest expense	(55,638)	(88)	(21)		—	(55,747)	(8,053)
Depreciation and amortization	(706,026)	(5,384)	(957)		—	(712,367)	(102,902)
Share of results of associates and joint venture	111,073	(10)	—		—	111,063	16,043
Income tax expense	(294,763)	(698)	(34,221)	(i)	—	(329,682)	(47,623)
Other material non-cash items							—
Impairment of property, plant and equipment	(2,792)	—	—		—	(2,792)	(403)
Impairment of intangible assets	(117,277)	—	—		—	(117,277)	(16,941)
Impairment of trade and other receivables	(34,323)	16	—		—	(34,307)	(4,956)
Segment profit after tax	873,588	8,105	(56,116)		(15,076)	810,501	117,077
Total assets	30,998,084	456,435	2,009,326		(1,505,344)	31,958,501	4,616,412
Total liabilities	(18,946,268)	(11,871)	(106,787)	(ii)	2,044	(19,062,882)	(2,753,637)
Others
Investment in associates	310,929	266	—		—	311,195	44,952
Investment in joint ventures	351,768	5	—		—	351,773	50,814
Capital expenditure	556,446	1,666	2,107		—	560,219	80,924

Note:

(i)
This relates mainly to the deferred tax expense relating to withholding tax on dividends from Yuchai.
(ii)
This relates mainly to the deferred tax liabilities relating to cumulative withholding tax on dividends that are expected to be declared from income earned after December 31, 2007 by Yuchai.

Geographic information

The geographic information for revenue from external customers is disclosed in Note 7.1.

Major customer

In 2025, revenues from one customer group of Yuchai segment amounted to RMB 4.2 billion (US$610.2 million). In 2024, revenues from two customer groups of Yuchai segment amounted to RMB 3.1 billion and RMB 2.1 billion respectively. In 2023, revenues from two customer groups of Yuchai segment amounted to RMB 2.3 billion and RMB 2.0 billion respectively.

Non-current assets

	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	US$’000
PRC	5,881,698	6,178,615	892,502
Other countries	104,422	110,976	16,031
	5,986,120	6,289,591	908,533

Non-current assets for this purpose consist of property, plant and equipment, right-of-use assets, investment in joint ventures and associates, investment property, intangible assets and goodwill.